SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 27,213,684	$ 21,430,226
Sub-total	13,571,790	9,915,725
Total revenues	40,785,474	31,345,951
Republic of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	7,246,592	5,178,407
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	5,962,067	4,654,133
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 363,131	$ 83,185